Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Parenthetical) (Detail)	Mar. 31, 2020 JPY (¥)
Commitments, Contingencies and Guarantees [Abstract]
Collateral held in connection with standby letters of credit and other guarantees